Note 16 - Accumulated Other Comprehensive Loss - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Balance	$ (91,506)	$ (27,999)	$ (16,931)	$ 6,509
Other comprehensive loss	84	0	84	0
Balance	(101,930)	(25,265)	(101,930)	(25,265)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Including Noncontrolling Interest [Member]
Balance			0
Other comprehensive loss			84
Balance	84		84
AOCI Attributable to Parent [Member]
Balance	0	0	0	0
Other comprehensive loss	84		84
Balance	$ 84	$ 0	$ 84	$ 0